Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2015
Fair Value Disclosures [Abstract]
Notional amounts and fair values of derivatives
As of January 31, 2015 and 2014, the notional amounts and fair values of these derivatives were as follows:

	January 31, 2015		January 31, 2014
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$500	$12	$1,000	$5
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	207	1,250	97
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	4,329	(317)	3,004	453
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	255	(1)	457	(2)
Receive variable-rate, pay fixed-rate forward starting interest rate swaps designated as cash flow hedges	—	—	2,500	166
Total	$6,334	$(99)	$8,211	$719

Carrying value and fair value of long-term debt
The carrying value and fair value of the Company's long-term debt as of January 31, 2015 and 2014, are as follows:

	January 31, 2015		January 31, 2014
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$45,896	$56,237	$45,874	$50,757